Trading portfolio (Tables)	12 Months Ended
Dec. 31, 2024
Net assets (liabilities) [abstract]
Disclosure of trading portfolio assets

	Trading portfolio assets		Trading portfolio liabilities
	2024	2023	2024	2023
	£m	£m	£m	£m
Debt securities and other eligible bills	78,014	75,498	(37,050)	(40,547)
Equity securities	74,859	86,353	(19,858)	(18,122)
Traded loans	13,470	12,653	—	—
Commodities	110	101	—	—
Trading portfolio assets/(liabilities)	166,453	174,605	(56,908)	(58,669)

Disclosure of trading portfolio liabilities

	Trading portfolio assets		Trading portfolio liabilities
	2024	2023	2024	2023
	£m	£m	£m	£m
Debt securities and other eligible bills	78,014	75,498	(37,050)	(40,547)
Equity securities	74,859	86,353	(19,858)	(18,122)
Traded loans	13,470	12,653	—	—
Commodities	110	101	—	—
Trading portfolio assets/(liabilities)	166,453	174,605	(56,908)	(58,669)